Stockholders' Equity - Summary of Warrants Activity (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Warrants Outstanding
Warrants outstanding, beginning balance	307,022	1,599,404	1,932,737
Expiration of warrants assumed		(73,889)	(333,333)
Warrants exercised from amendment to Notes with related parties	(307,022)	(1,218,493)
Warrants outstanding, ending balance	0	307,022	1,599,404
Weighted Average Exercise Price of Warrants
Warrants outstanding, beginning balance	$ 0.95	$ 0.95	$ 0.99
Expiration of warrants assumed		$ 0.90	$ 1.20
Warrants exercised from amendment to Notes with related parties	$ 0.95	$ 0.95
Warrants outstanding, ending balance	$ 0.00	$ 0.95	$ 0.95